COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2016
COMMITMENTS AND CONTINGENCIES
Schedule of future minimum payments relating to operating lease commitments
	Office Premises	Office equipment	Total
	RMB	RMB	RMB
2017	36,013	5,839	41,852
2018	25,696	354	26,050
2019	8,184	216	8,400
2020	6,486	40	6,526
2021 and thereafter	3,466	30	3,496

	79,845	6,479	86,324

Schedule of future minimum payments with respect to contractual purchase obligations
	Advertising Services	Office furnishings	Total
	RMB	RMB	RMB
2017	2,334	4,492	6,826